TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
Tax-Managed U.S. Marketwide Value Portfolio
INVESTMENT OBJECTIVE

The investment objective of the Tax-Managed U.S. Marketwide Value Portfolio is to achieve long-term capital appreciation while minimizing federal income taxes on returns. The Tax-Managed U.S. Marketwide Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Tax-Managed U.S. Marketwide Value Series (the "Tax-Managed U.S. Marketwide Value Series") of The DFA Investment Trust Company (the "Trust"), which has the same investment objective and policies as the Portfolio.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Tax-Managed U.S. Marketwide Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO The Tax-Managed U.S. Marketwide Value Portfolio
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO The Tax-Managed U.S. Marketwide Value Portfolio
Management Fee	[1]	0.35%
Other Expenses	[1]	0.03%
Total Annual Fund Operating Expenses	[1]	0.38%
[1]	The "Management Fee" includes an investment management fee payable by the Tax-Managed U.S. Marketwide Value Series and an administration fee payable by the Tax-Managed U.S. Marketwide Value Portfolio. The amounts set forth under "Other .Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the Tax-Managed U.S. Marketwide Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the Tax-Managed U.S. Marketwide Value Series.

Example

This Example is meant to help you compare the cost of investing in the Tax-Managed U.S. Marketwide Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO The Tax-Managed U.S. Marketwide Value Portfolio	39	122	213	480

The Example reflects the aggregate estimated annual operating expenses of the Tax-Managed U.S. Marketwide Value Portfolio and the Portfolio's portion of the expenses of the Tax-Managed U.S. Marketwide Value Series.

Portfolio Turnover
The Tax-Managed U.S. Marketwide Value Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Tax-Managed U.S. Marketwide Value Portfolio's performance. During the most recent fiscal year, the Tax-Managed U.S. Marketwide Value Series' portfolio turnover rate was 20% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Advisor's tax management strategies for the Tax-Managed U.S. Marketwide Value Series are designed to maximize the after tax value of a shareholder's investment. Generally, the Advisor buys and sells securities for the Tax-Managed U.S. Marketwide Value Series with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

The Tax-Managed U.S. Marketwide Value Portfolio pursues its investment objective by investing substantially all of its assets in the Tax-Managed U.S. Marketwide Value Series. The Tax-Managed U.S. Marketwide Value Series, using a market capitalization weighted approach, generally purchases a broad and diverse group of common stocks of U.S. companies that the Advisor determines to be value stocks. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. company, the greater its representation in the Tax-Managed U.S. Marketwide Value Series. The Advisor may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value.

As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Marketwide Value Series will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for purchase by Tax-Managed U.S. Marketwide Value Series common stocks of companies whose market capitalizations generally fall within the range of total market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor.

The Tax-Managed U.S. Marketwide Value Series and the Tax-Managed U.S. Marketwide Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Tax-Managed U.S. Marketwide Value Series may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Tax-Managed U.S. Marketwide Value Series that owns them, and, in turn, the Tax-Managed U.S. Marketwide Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk : Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed mutual funds. The Advisor anticipates that performance of the Tax-Managed U.S. Marketwide Value Portfolio may deviate from that of non-tax managed mutual funds.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Tax-Managed U.S. Marketwide Value Series and Tax-Managed U.S. Marketwide Value Portfolio use derivatives, each will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Tax-Managed U.S. Marketwide Value Series may lose money and there may be a delay in recovering the loaned securities. The Tax-Managed U.S. Marketwide Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of Tax-Managed U.S. Marketwide Value Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio's performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Tax-Managed U.S. Marketwide Value Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the Tax-Managed U.S. Marketwide Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Managed U.S. Marketwide Value Portfolio Total Returns (%)

January 2002-December 2011
Highest Quarter	Lowest Quarter
24.40 (4/09-6/09)	-27.72 (10/08-12/08)

Periods ending December 31, 2011 Annualized Returns (%)
Average Annual Total Returns - TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO	One Year	Five Years	Ten Years
The Tax-Managed U.S. Marketwide Value Portfolio	(3.07%)	(2.39%)	3.47%
The Tax-Managed U.S. Marketwide Value Portfolio Return After Taxes on Distributions	(3.30%)	(2.69%)	3.22%
The Tax-Managed U.S. Marketwide Value Portfolio Return After Taxes on Distributions and Sale of Portfolio Shares	(1.69%)	(2.04%)	2.97%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	(0.10%)	(2.58%)	4.08%